Capital Stock and Stock-Based Compensation (Details) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended		9 Months Ended
	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) vote $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)			100,000,000		100,000,000		100,000,000
Preferred stock, par value (usd per share) | $ / shares			$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized (in shares)			585,000,000.0		585,000,000.0		385,000,000
Preferred stock, shares issued (in shares)			0		0		0
Preferred stock, shares outstanding (in shares)			0		0		0
Stock based compensation expense | $			$ 0.2	$ 0.2	$ 0.8	$ 0.8
Restricted Stock Units
Class of Stock [Line Items]
Restricted stock units vested (in shares)					300,000	300,000
Market value of restricted stock units | $					$ 0.3	$ 0.6
2007 Long-Term Incentive Plan | Stock Options
Class of Stock [Line Items]
Weighted-average grant date fair value of stock options granted (usd per share) | $ / shares					$ 0.35	$ 0.67
Expected volatility rate					48.70%	50.20%
Expected life (in years)					5 years	5 years
Dividend yield					5.50%	5.00%
Risk-free interest rate					2.60%	2.10%
Period of historical sata used to calculate expected volatility in year					5 years
2007 Long-Term Incentive Plan | Non Management Directors | Stock Options
Class of Stock [Line Items]
Stock options granted during period (in shares)	500,000	400,000
Exercise price of stock options granted (usd per share) | $ / shares	$ 1.22	$ 2.23
Term of stock options (in years)					10 years
2007 Long-Term Incentive Plan | Officer | Stock Options
Class of Stock [Line Items]
Stock options granted during period (in shares)	700,000	500,000
Exercise price of stock options granted (usd per share) | $ / shares	$ 1.22	$ 2.23
Term of stock options (in years)					10 years
Vesting period (in years)					3 years
2007 Long-Term Incentive Plan | Officers and Certain Subsidiaries Employees | Restricted Stock Units
Class of Stock [Line Items]
Vesting period (in years)					3 years
Common stock, granted (in shares)	800,000	400,000
Common stock aggregate values, granted | $	$ 0.9	$ 0.8
Conversion basis (in shares)					1
Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			485,000,000		485,000,000		285,000,000
Common stock, par value (usd per share) | $ / shares			$ 0.01		$ 0.01		$ 0.01
Common Stock, voting rights, votes per share owned | vote					1
Common stock, shares issued (in shares)			231,600,000		231,600,000		231,200,000
Common stock, shares outstanding (in shares)			231,600,000		231,600,000		231,200,000
Class A | Restricted Stock Units
Class of Stock [Line Items]
Number of shares issued (in shares)					200,000	200,000
Class A | 2007 Long-Term Incentive Plan | Non Management Directors
Class of Stock [Line Items]
Shares issued in period (in shares)	168,029
Stock issued in period, gross | $	$ 0.2
Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			100,000,000		100,000,000		100,000,000
Common stock, par value (usd per share) | $ / shares			$ 0.01		$ 0.01		$ 0.01
Common Stock, voting rights, votes per share owned | vote					5
Maximum percentage of voting power					49.00%
Common stock, shares issued (in shares)			37,000,000		37,000,000		37,000,000
Common stock, shares outstanding (in shares)			37,000,000		37,000,000		37,000,000
General and Administrative Expense | Class A
Class of Stock [Line Items]
Stock based compensation expense | $					$ 0.4	$ 0.3